Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,
	2023	2024
	RMB	RMB
Deferred contract costs	425,361	145,039
Advances to suppliers	335,653	1,469,879
Value-added tax recoverable	1,249,015	1,128,950
Other receivables	291,917	337,078
Less: Allowance for credit loss	(7,438)	(8,943)
Total	2,294,508	3,072,003

Schedule of allowance for credit loss related to advances to supplier and other receivables

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Beginning of the year	110	10,089	7,438
Provision of allowance for credit loss	9,979	—	4,722
Reversal of allowance for credit loss	—	(2,651)	(3,217)
End of the year	10,089	7,438	8,943